DERIVATIVE FINANCIAL INSTRUMENTS - Commodity Price Risk Management (Details) $ in Thousands, gal in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) gal	Dec. 31, 2022 USD ($) gal
Disclosure of detailed information about financial instruments [line items]
Premiums realized on written foreign exchange call options	$ (181)	$ (859)
Unrealized loss on warrants	11,198	9,820
Realized loss on currency and commodity derivatives	33,455	22,175
Unrealized (gain) loss on currency and commodity derivatives	(112,904)	59,556
(Gain) loss on derivative financial instruments	$ (68,432)	$ 90,692
Heating Oil Commodity Derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments outstanding (in volume) | gal	15.0	19.0